ALLOWANCE FOR LOAN LOSSES - Loans by delinquency, nonaccrual status and impaired loans (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Originated Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	$ 999	$ 1,915
Over 90 Days	1,555	2,981
Total Past Due	2,554	4,896
Current	248,358	221,995
Nonaccrual	2,288	2,981
Originated loans	251,645	226,891
Recorded Investment 90 Days and Accruing
Originated Loans Receivable | One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	999	1,915
Over 90 Days	1,317	2,207
Total Past Due	2,316	4,122
Current	165,088	153,761
Nonaccrual	2,031	2,207
Originated loans	168,118	157,883
Recorded Investment 90 Days and Accruing
Originated Loans Receivable | Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due
Over 90 Days	95	95
Total Past Due	95	95
Current	17,090	15,214
Nonaccrual	95	95
Originated loans	17,185	15,309
Recorded Investment 90 Days and Accruing
Originated Loans Receivable | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due
Over 90 Days
Total Past Due
Current	8,327	7,141
Nonaccrual
Originated loans	8,327	7,141
Recorded Investment 90 Days and Accruing
Originated Loans Receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due
Over 90 Days	143	679
Total Past Due	143	679
Current	57,051	45,109
Nonaccrual	162	679
Originated loans	57,213	45,788
Recorded Investment 90 Days and Accruing
Originated Loans Receivable | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due
Over 90 Days
Total Past Due
Current	802	770
Nonaccrual
Originated loans	802	770
Recorded Investment 90 Days and Accruing
Purchased Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	2,033	2,623
Over 90 Days	2,356	3,981
Total Past Due	4,389	6,604
Current	86,255	107,720
Nonaccrual	2,799	3,981
Purchased loans	91,087	114,324
Recorded Investment 90 Days and Accruing
Purchased Loans Receivable | One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	1,846	2,221
Over 90 Days	1,737	3,287
Total Past Due	3,583	5,508
Current	59,518	72,845
Nonaccrual	2,144	3,287
Purchased loans	63,508	78,353
Recorded Investment 90 Days and Accruing
Purchased Loans Receivable | Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due		56
Over 90 Days
Total Past Due		56
Current	3,316	7,440
Nonaccrual
Purchased loans	3,316	7,496
Recorded Investment 90 Days and Accruing
Purchased Loans Receivable | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due
Over 90 Days
Total Past Due
Current
Nonaccrual
Purchased loans
Recorded Investment 90 Days and Accruing
Purchased Loans Receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	187	336
Over 90 Days	619	676
Total Past Due	806	1,012
Current	23,302	25,955
Nonaccrual	655	676
Purchased loans	24,144	26,967
Recorded Investment 90 Days and Accruing
Purchased Loans Receivable | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due		10
Over 90 Days		18
Total Past Due		28
Current	119	1,480
Nonaccrual		18
Purchased loans	119	1,508
Recorded Investment 90 Days and Accruing